RELATED PARTY TRANSACTIONS (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023	Jan. 01, 2023 ft²
Related Party Transaction [Line Items]
Due from related parties						$ 482,550
General operating expenses			$ 110,000	$ 48,060	$ 50,000	40,000
Loan payable	$ 139,362		139,362		139,362	140,117
Operating lease term								5 years
Area of land | ft²								1,625
Payments for rent					$ 4,062
Annual rate adjustment					3.00%
Mr. Shah [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Comission earned					$ 678,750	495,625
Mr. Shah [Member] | Employment Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Revenue percentage					50.00%
Commission percentage					55.00%
Mr. Shah [Member] | Employment Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Revenue percentage					75.00%
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Area of land | ft²								1,625
Payments for rent			$ 4,062
Annual rate adjustment	3.00%		3.00%
Operating lease term								5 years
Chief Executive Officer [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Comission earned	$ 250,594	$ 35,750	$ 522,749	$ 533,750
Commission percentage							55.00%
Chief Executive Officer [Member] | Employment Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Revenue percentage	50.00%		50.00%
Chief Executive Officer [Member] | Employment Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Revenue percentage	75.00%		75.00%
Mag Mile Capital LLC [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties					0	482,550
Due to related parties	$ 110,000		$ 110,000		90,000
Loan payable					40,000	40,000
Reddington Partners LLC [Member]
Related Party Transaction [Line Items]
General operating expenses					23,256
Reddington Partners LLC [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Debt forgiveness					85,709
Due to related parties					$ 0	$ 62,453